Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Foreign exchange	6,601,151	1,799	68,197	62	68,259	(66,691)	(17)	(66,708)
Interest rate	9,113,678	75,080	154,860	856	155,716	(151,077)	(1,116)	(152,193)
Equities	543,083	—	11,503	—	11,503	(13,937)	—	(13,937)
Credit	115,062	—	1,099	—	1,099	(1,356)	—	(1,356)
Commodity and other	76,435	—	1,584	—	1,584	(1,325)	—	(1,325)
Offset (Note 28)					(64,045)			64,045
At 31 Dec 2023	16,449,409	76,879	237,243	918	174,116	(234,386)	(1,133)	(171,474)

Foreign exchange	6,101,153	582	88,244	2	88,246	(86,119)	(57)	(86,176)
Interest rate	10,141,018	56,144	206,689	433	207,122	(201,419)	(819)	(202,238)
Equities	465,626	—	7,751	—	7,751	(8,175)	—	(8,175)
Credit	146,522	—	865	—	865	(1,012)	—	(1,012)
Commodity and other	57,594	—	1,053	—	1,053	(1,065)	—	(1,065)
Offset (Note 28)					(79,799)			79,799
At 31 Dec 2022	16,911,913	56,726	304,602	435	225,238	(297,790)	(876)	(218,867)

Hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	£m	£m	£m		£m
Interest rate[3]	32,750	849	(1,078)	Derivatives	(359)
At 31 Dec 2023	32,750	849	(1,078)		(359)

Interest rate[3]	26,649	428	(799)	Derivatives	981
At 31 Dec 2022	26,649	428	(799)		981
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2    Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3    The hedged risk ‘interest rate’ includes inflation risk.

Hedging instrument by hedged risk[4]
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m		£m	£m	£m
Foreign exchange	1,799	62	(17)	Derivatives	109	109	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	42,332	7	(38)		522	505	17
At 31 Dec 2023	44,131	69	(55)		631	614	17

Foreign exchange	582	2	(57)	Derivatives	(84)	(84)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	29,495	5	(20)		(1,345)	(1,334)	(11)
At 31 Dec 2022	30,077	7	(77)		(1,429)	(1,418)	(11)
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
4The amounts in the above table predominantly represent the bank's exposure..

Hedging instrument impacted by Ibor Reform
	Hedging instrument
	Impacted by Ibor Reform				NOT Impacted by Ibor Reform	Notional Amount[1]
	EUR[2]	USD	Other[3]	Total
	£m	£m	£m	£m	£m	£m
Fair Value Hedges	7,433	—	141	7,574	25,175	32,749
Cash Flow Hedges	8,508	—	—	8,508	33,823	42,331
At 31 Dec 2023	15,941	—	141	16,082	58,998	75,080

Fair Value Hedges	7,581	225	105	7,911	18,738	26,649
Cash Flow Hedges	7,359	—	—	7,359	22,136	29,495
At 31 Dec 2022	14,940	225	105	15,270	40,874	56,144

1    The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2 The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are Fair value hedges of £7,433m (31 Dec 2022: £7,581m) and Cash flow hedges £8,508m (31 Dec 2022: £7,359m).
3 Other benchmarks impacted by Ibor reform comprise derivatives that are expected to transition, but do not have a published cessation date.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2023		31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	76,579	(1,088)	73,717	(1,103)
Loans and advances to banks at amortised cost	14,372	(1)	17,152	(43)
Other financial assets measured at amortised cost	273,728	(70)	269,815	(137)
– cash and balances at central banks	110,618	—	131,434	(1)
– items in the course of collection from other banks	2,114	—	2,285	—
– reverse repurchase agreements – non trading	73,494	—	53,949	—
– financial investments	8,861	—	3,248	—
– prepayments, accrued income and other assets[2]	56,845	(6)	55,694	(3)
– assets held for sale[6]	21,796	(64)	23,205	(133)
Total gross carrying amount on-balance sheet	364,679	(1,159)	360,684	(1,283)
Loans and other credit-related commitments	125,616	(42)	126,457	(67)
Financial guarantees[3]	2,401	(16)	5,327	(20)
Total nominal amount off-balance sheet[4]	128,017	(58)	131,784	(87)
	492,696	(1,217)	492,468	(1,370)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	37,427	(23)	29,248	(24)

1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 116 includes both financial and non-financial assets, including cash collateral and settlement accounts.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 58.

Maximum exposure to credit risk
(Audited)	2023			2022
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	75,491	(9,322)	66,169	72,614	(8,149)	64,465
– personal	12,923	—	12,923	5,958	(1)	5,957
– corporate and commercial	49,943	(8,570)	41,373	54,067	(7,269)	46,798
– non-bank financial institutions	12,625	(752)	11,873	12,589	(879)	11,710
Loans and advances to banks at amortised cost	14,371	(6)	14,365	17,109	(145)	16,964
Other financial assets held at amortised cost	272,558	(15,283)	257,275	268,083	(10,882)	257,201
– cash and balances at central banks	110,618	—	110,618	131,433	—	131,433
– items in the course of collection from other banks	2,114	—	2,114	2,285	—	2,285
– reverse repurchase agreements – non trading	73,494	(15,283)	58,211	53,949	(10,882)	43,067
– financial investments	8,861	—	8,861	3,248	—	3,248
– assets held for sale	20,368	—	20,368	21,214	—	21,214
– prepayments, accrued income and other assets	57,103	—	57,103	55,954	—	55,954
Derivatives	174,116	(173,718)	398	225,238	(224,444)	794
Total on-balance sheet exposure to credit risk	536,536	(198,329)	338,207	583,044	(243,620)	339,424
Total off-balance sheet	153,695	—	153,695	150,270	—	150,270
– financial and other guarantees[1]	21,908	—	21,908	22,425	—	22,425
– loan and other credit-related commitments	131,787	—	131,787	127,845	—	127,845
At 31 Dec	690,231	(198,329)	491,902	733,314	(243,620)	489,694
1    ‘Financial and other guarantees’ represents 'Financial guarantees' and 'Performance and other guarantees' as disclosed in Note 31, net of ECL.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2023	2022
	£m	£m
Unamortised balance at 1 Jan	64	64
Deferral on new transactions	103	110
Recognised in the income statement during the year:	(113)	(111)
– amortisation	(60)	(59)
– subsequent to unobservable inputs becoming observable	(6)	—
– maturity, termination or offsetting derivative	(47)	(52)
– risk hedged	—	—
Exchange differences and other	—	1
Unamortised balance at 31 Dec[1]	54	64
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign exchange
	£m	£m
Cash flow hedging reserve at 1 Jan 2023	(901)	(49)
Fair value gains	505	109
Fair value losses/(gains) reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	382	(83)
Income taxes	(252)	—
Other	(39)	(2)
Cash flow hedging reserve at 31 Dec 2023	(305)	(25)

Cash flow hedging reserve at 1 Jan 2022	32	(39)
Fair value losses	(1,334)	(84)
Fair value losses reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	53	74
Income taxes	348	—
Cash flow hedging reserve at 31 Dec 2022	(901)	(49)